Advances for Vessels Under Construction and Other Vessels' Costs (Tables)	6 Months Ended
Jun. 30, 2025
Advances for Vessels Under Construction and Other Vessels' Costs [Abstract]
Advances for Vessels Under Construction and Other Vessels' Costs
	June 30, 2025	December 31, 2024
Pre-delivery installments	$82,333	$50,230
Capitalized costs	9,968	8,238
Total	$92,301	$58,468